Employee benefit obligations - Disclosure of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 4,629	€ 4,587
Long-service leave	554	588
Total employee benefit obligations	5,183	5,175
Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,184	1,473
Present value of defined benefit obligation | Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13,007	13,471
Present value of defined benefit obligation | Wholly unfunded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,445	3,114
Plan assets | Wholly or partly funded defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11,823)	(11,998)
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,184	1,473
Current service cost, defined benefit plans	1,535	1,251	€ 1,607
Interest expense, defined benefit plans	213	95	74
Total Income statement charge	1,748	1,346	1,681
Remeasurement of post-employment benefit obligations	(624)	993	(1,435)
Pension defined benefit plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16,452	16,585	13,405
Pension defined benefit plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11,823)	(11,998)	€ (10,078)
Post-employment benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,445	€ 3,114